Basis of Presentation, Organization and Other Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation, Organization and Other Matters

Note 1 - Basis of Presentation, Organization and Other Matters

Data Storage Corporation (“DSC” or the “Company”) provides subscription based, long term agreements for IaaS, DRaaS, CSaaS, Data Analytics as a Service, and VoIP solutions.

Headquartered in Melville, NY, with additional offices in Warwick, RI, DSC offers solutions and services to businesses within the healthcare, banking and finance, distribution services, manufacturing, construction, education, and government industries.

DSC derives its revenues from subscription services and solutions, managed services, software and maintenance, equipment and onboarding provisioning. DSC maintains infrastructure and storage equipment in several technical centers in New York, Massachusetts, Texas and North Carolina.

Going Concern Analysis

Under ASU 2014-15 Presentation of Financial Statements-Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

As reflected in the Condensed Consolidated Financial statements, the Company had a net (loss) income available to shareholders of $96,677 and ($103,659) for the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020, DSC had cash of $604,763 and a working capital deficiency of $2,553,236. As a result, these conditions raised substantial doubt regarding our ability to continue as a going concern.

During the nine months ended September 30, 2020, the Company provided cash from operations of $696,087 with continued revenue growth of subscription solutions. Further, the Company has no capital expenditure commitments and the Company’s offices have been consolidated and fully staffed and with sufficient room for growth.

If necessary, management also determined that it is probable that related party sources of debt financing and capitalized leases can be renegotiated based on management’s history of being able to raise and refinance debt through related parties.

As a result of the current favorable trends of improving cash flow, the Company concluded that the initial conditions which raised substantial doubt regarding the ability to continue as a going concern has been mitigated.

Note 1 - Basis of Presentation, Organization and Other Matters

Data Storage Corporation ("DSC" or the "Company") provides subscription based, long term agreements for disaster recovery solutions, Infrastructure as a Service (IaaS) and VoIP type solutions.

Headquartered in Melville, NY, with additional offices in Warwick, RI, DSC offers solutions and services to businesses within the healthcare, banking and finance, distribution services, manufacturing, construction, education, and government industries.

DSC derives its revenues from subscription services and solutions, managed services, software and maintenance, equipment and onboarding provisioning. DSC maintains infrastructure and storage equipment in several technical centers in New York, Massachusetts, Texas, and North Carolina.

Going Concern Analysis

Under ASU 2014-15 Presentation of Financial Statements-Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued. Management has assessed the Company’s ability to continue as a going concern in accordance with the requirement of ASC 205-40.

As reflected in the consolidated financial statements, the Company had a net income (loss) available to shareholders of $(54,452) and $146,781 for the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019, DSC had cash of $326,561 and a working capital deficiency of $2,571,583. As a result, these conditions raised substantial doubt regarding our ability to continue as a going concern.

During the year ended December 31, 2019, the Company generated cash from operations of $799,666 with continued revenue growth of subscription solutions as well as improved gross profit margins. Further, the company has no capital expenditure commitments and the company’s offices have been consolidated and fully staffed and with sufficient room for growth.

If necessary, management also determined that it is probable that related party sources of debt financing and capitalized leases can be renegotiated based on management’s history of being able to raise and refinance debt through related parties.

As a result of the current favorable trends of improving cash flow, the Company concluded that the initial conditions which raised substantial doubt regarding the ability to continue as a going concern has been mitigated.